Goodwill and Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	$ 1,636,408	$ 1,350,123
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	294,161	200,757
Finite-lived intangible assets subject to amortization, net	1,342,247	1,149,366
Indefinite-lived intangible assets not subject to amortization:
Total other intangible assets, Acquisition Cost	3,492,029	3,149,985
Total other intangible assets, Accumulated Amortization / Impairment Charges	305,022	209,975
Total other intangible assets, net	3,187,007	2,940,010
Indefinite-Lived Trademarks [Member]
Indefinite-lived intangible assets not subject to amortization:
Indefinite-lived intangible assets not subject to amortization Acquisition Cost	1,855,621	1,799,862
Indefinite-lived intangible assets not subject to amortization, accumulated amortization/ impairment charges	10,861	9,218
Indefinite-lived intangible assets not subject to amortization net	1,844,760	1,790,644
Customer and contractual relationships [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	1,415,084	1,180,000
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	238,419	168,125
Finite-lived intangible assets subject to amortization, net	1,176,665	1,011,875
Patents and technology [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	158,770	134,970
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	36,888	25,980
Finite-lived intangible assets subject to amortization, net	121,882	108,990
Finite-Lived Trademarks [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	62,554	35,153
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	18,854	6,652
Finite-lived intangible assets subject to amortization, net	$ 43,700	$ 28,501